Share-based payment - Summary of Share Activity (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	511,097	91,106
Granted (in shares)	408,201	519,647
Forfeited (in shares)	(91,044)	(94,848)
Vested (in shares)	(313,515)	(4,808)
Number of units outstanding, end of the year (in shares)	514,739	511,097
RSUs | At-Listing Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	0	5,097
Granted (in shares)	0	0
Forfeited (in shares)	0	(289)
Vested (in shares)	0	(4,808)
Number of units outstanding, end of the year (in shares)	0	0
RSUs | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	54,089	20,306
Granted (in shares)	131,733	45,162
Forfeited (in shares)	(18,228)	(11,379)
Vested (in shares)	(2,979)	0
Number of units outstanding, end of the year (in shares)	164,615	54,089
RSUs | One Time Retention Bonus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	303,449	0
Granted (in shares)	0	333,481
Forfeited (in shares)	(9,136)	(30,032)
Vested (in shares)	(297,170)	0
Number of units outstanding, end of the year (in shares)	2,857	303,449
RSUs | Share Based Retention Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	0	0
Granted (in shares)	29,222	0
Forfeited (in shares)	(1,588)	0
Vested (in shares)	0	0
Number of units outstanding, end of the year (in shares)	27,634	0
Performance Share Units (PSU) | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	124,637	65,703
Granted (in shares)	224,561	111,776
Forfeited (in shares)	(38,508)	(52,842)
Vested (in shares)	(13,366)	0
Number of units outstanding, end of the year (in shares)	297,324	124,637
RSAs | Matching Program 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	20,327
RSAs | Matching Program 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	2,358
RSAs | Employee Stock Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	28,922	0
Granted (in shares)	22,685	29,228
Forfeited (in shares)	(23,584)	(306)
Vested (in shares)	0	0
Number of units outstanding, end of the year (in shares)	28,023	28,922